TAXES ON INCOME (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Deferred tax assets:
Net operating loss carry forward	$ 3,101,245	$ 854,678
Temporary differences	942,095	247,722
Deferred tax assets before valuation allowance	4,043,340	1,102,400
Valuation allowance	(4,043,340)	(1,102,400)
Net deferred tax asset	$ 0	$ 0